THIRD PARTY REVIEW (“TPR”) ATTESTATION FORM – FRMT 2020-1
Third Party Review Firm	Clayton Services LLC (“Clayton”)
Third Party Review Firm Client	First Republic Bank
Rating Agency	Fitch Ratings (“Fitch”)
Third Party Review Dates	04/2020 - 04/2020

Clayton Services LLC affirms the following as related to the above referenced third-party loan level review for loans in the FRMT 2020-1 transaction.

i.
Based on the undersigned's knowledge and belief, there was no coercion or duress by First Republic Bank that limited the scope of the review or limited Clayton’s ability to conduct an independent and thorough review; Clayton and Clayton’s reviewers were not directly or indirectly influenced in the scoring and outcome of the review.

ii.	Clayton had sufficient time to complete the review and reports.

iii.
The review was completed in accordance with Fitch’s loan level review standards for credit, property valuation, regulatory compliance, and data integrity in place as of the date of the review. For more information regarding the scope of review applied on this transaction, please refer to Clayton’s Narrative Report, FRMT 2020-1 dated 05/08/2020, which is supplied as part of the TPR reporting package.

iv.
The individual reviewer(s) and project manager(s) met Fitch’s underwriting or loan review experience criteria in place as of the date of the review. For this review, Clayton reviewers had a minimum of 3 years of applicable experience, the project lead had over 31 years of experience and the due diligence manager had over 17 years of experience.

v.	Clayton has an officer and employee liability insurance policy with minimum coverageof $ 2 million.

vi.
Clayton has no conflicts of interests with First Republic Bank and the originators that impaired its independence in conducting the review. Clayton had and has no commercial relationship with First Republic Bank and the originators, other than as a “fee for service” provider of contracted services.

Confidential	Page 1 of 2
This document contains confidential information and may not be copied or distributed without the express written permission of Clayton

Clayton Services LLC

By:  /s/ Joseph Ozment
Name: Joseph Ozment
Title: Director of Securitization
Date: 05/08/2020

Confidential	Page 2 of 2
This document contains confidential information and may not be copied or distributed without the express written permission of Clayton

THIRD PARTY REVIEW (“TPR”) ATTESTATION FORM – FRMT 2020-1
Third Party Review Firm	Clayton Services LLC (“Clayton”)
Third Party Review Firm Client	First Republic Bank
Rating Agency	Kroll Bond Rating Agency, Inc. (“KBRA”) Attention: Jack Kahan, Managing Director 805 Third Avenue, 29thFloor New York, NY 10022
Third Party Review Dates	04/2020 - 04/2020

Clayton Services LLC affirms the following as related to the above referenced third-party loan level review for loans in the FRMT 2020-1 transaction.

i.
Based on the undersigned's knowledge and belief, there was no coercion or duress by First Republic Bank that limited the scope of the review or limited Clayton’s ability to conduct an independent and thorough review; Clayton and Clayton’s reviewers were not directly or indirectly influenced in the scoring and outcome of the review.

ii.	Clayton had sufficient time to complete the review and reports.

iii.
The review was completed in accordance with Fitch’s loan level review standards for credit, property valuation, regulatory compliance, and data integrity in place as of the date of the review. For more information regarding the scope of review applied on this transaction, please refer to Clayton’s Narrative Report, FRMT 2020-1 dated 05/08/2020, which is supplied as part of the TPR reporting package.

iv.
The individual reviewer(s) and project manager(s) met Fitch’s underwriting or loan review experience criteria in place as of the date of the review. For this review, Clayton reviewers had a minimum of 3 years of applicable experience, the project lead had over 31 years of experience and the due diligence manager had over 17 years of experience.

v.	Clayton has an officer and employee liability insurance policy with minimum coverageof $ 2 million.

vi.
Clayton has no conflicts of interests with First Republic Bank and the originators that impaired its independence in conducting the review. Clayton had and has no commercial relationship with First Republic Bank and the originators, other than as a “fee for service” provider of contracted services.

Confidential	Page 1 of 2
This document contains confidential information and may not be copied or distributed without the express written permission of Clayton

Clayton Services LLC

By:  /s/ Joseph Ozment
Name: Joseph Ozment
Title: Director of Securitization
Date: 05/08/2020

Confidential	Page 2 of 2
This document contains confidential information and may not be copied or distributed without the express written permission of Clayton